Notes on the Consolidated Balance Sheet (Detail Textuals 1) - EUR (€) € / shares in Units, € in Thousands		1 Months Ended	12 Months Ended
	Mar. 15, 2018	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Subscribed Capital and capital reserve			€ 1,317	€ 25
Decrease in capital reserve due to cash transferred for acquisiton			5,730
Transactions with owners of the company				991
Issuance of new shares			29,499
Affinitas GmbH
Decrease in other financial liabilities due to preferred shares			26,280
Affinitas GmbH | Loan agreement
Value of outstanding bank loans			0	5
Spark Networks Inc
Transactions with owners of the company			€ 120
Share exchange adjustment ratio			€ 0.1
Percentage of outstanding shares acquired			100.00%
Samadhi SAS | Loan termination agreement
Amount of loan early termination fees	€ 300
Interest payable	€ 40
Samadhi SAS | Loan agreement
Notional amount of debt		€ 5,850
Samadhi SAS | Type A loans | Loan termination agreement
Percentage of loan early termination fees	2.00%
Samadhi SAS | Type A loans | Loan agreement
Notional amount of debt		€ 1,850
Borrowings, interest rate		8.00%
Borrowings, maturity		June 30, 2018
Samadhi SAS | Type B loans | Loan termination agreement
Percentage of loan early termination fees	6.75%
Samadhi SAS | Type B loans | Loan agreement
Notional amount of debt		€ 4,000
Borrowings, interest rate		9.00%
Borrowings, maturity		March 31, 2019
Subscribed capital
Subscribed Capital and capital reserve			€ 1,317	€ 25
Increase of issued capital			825
Issuance of new shares			347
Capital reserve | Affinitas GmbH
Decrease in capital reserve due to cash transferred for acquisiton			5,730
Issuance of new shares			€ 29,152
Treasury share reserves
Number of shares issued			23,667
Number of shares deducted from ordinary shares			1,316,886